As filed with the Securities and Exchange Commission on February 24, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 69.3%
Accommodation & Food Services: 2.1%
39,337	Diamond Resorts International, Inc. *	$1,003,487
17,769	Papa John's International, Inc.	992,754
		1,996,241
Administrative & Support Services: 1.1%
22,404	Robert Half International, Inc.	1,056,125

Air Transportation: 2.7%
60,240	Controladora Vuela Compania de Aviacion SAB de CV - ADR *	1,033,719
28,912	Delta Air Lines, Inc.	1,465,549
		2,499,268
Apparel Manufacturing: 1.2%
12,105	Cintas Corp.	1,102,160

Auto Components: 1.0%
1,284	AutoZone, Inc. *	952,612

Beverage & Tobacco Products: 3.3%
36,355	Altria Group, Inc.	2,116,225
9,420	PepsiCo, Inc.	941,246
		3,057,471
Business Services: 1.0%
19,872	Vantiv, Inc. *	942,330

Chemical Manufacturing: 8.1%
24,198	Gilead Sciences, Inc.	2,448,596
11,167	Johnson & Johnson	1,147,074
10,702	LyondellBasell Industries NV	930,004
3,747	The Sherwin-Williams Co.	972,721
56,028	Sucampo Pharmaceuticals, Inc. *	968,724
6,955	United Therapeutics Corp. *	1,089,222
		7,556,341
Computer & Electronic Products: 5.5%
20,656	Apple, Inc.	2,174,251
14,258	Motorola Solutions, Inc.	975,960
32,017	Tessera Technologies, Inc.	960,830
16,677	Western Digital Corp.	1,001,454
		5,112,495
Construction: 1.1%
623	NVR, Inc. *	1,023,589

Credit Intermediation: 2.3%
22,612	Citigroup, Inc.	1,170,171
33,594	Great Western Bancorp, Inc.	974,898
		2,145,069

Data Processing & Hosting: 2.1%
13,587	Citrix Systems, Inc. *	1,027,856
18,832	Total System Services, Inc.	937,834
		1,965,690
Fabricated Metal Manufacturing: 2.3%
34,556	BWX Technologies, Inc.	1,097,844
17,038	Masonite International Corp. *	1,043,237
		2,141,081
Food Manufacturing: 2.1%
57,407	Dean Foods Co.	984,530
45,493	Flowers Foods, Inc.	977,645
		1,962,175
General Merchandise Stores: 2.1%
26,560	Big Lots, Inc.	1,023,622
13,439	Target Corp.	975,806
		1,999,428
Insurance: 4.3%
19,421	Amerisafe, Inc.	988,529
35,001	Assured Guaranty Ltd.	925,076
21,768	Lincoln National Corp.	1,094,060
29,755	Selective Insurance Group, Inc.	999,173
		4,006,838
Machinery Manufacturing: 1.0%
12,723	Toro Co.	929,670

Oil & Gas: 2.9%
25,189	Newfield Exploration Co. *	820,154
27,207	Public Joint Stock Company Oil Co. LUKOIL - ADR	883,819
14,277	Valero Energy Corp.	1,009,527
		2,713,500
Paper Manufacturing: 1.1%
22,380	Sealed Air Corp.	998,148

Plastics & Rubber Manufacturing: 1.1%
10,872	Illinois Tool Works, Inc.	1,007,617

Printing & Support Services: 1.2%
20,134	Deluxe Corp.	1,098,108

Professional, Scientific & Technical Services: 2.1%
6,027	Amgen, Inc.	978,363
33,749	Sabre Corp.	943,959
		1,922,322
Publishing Industries: 2.4%
36,066	CA, Inc.	1,030,045
32,279	Thomson Reuters Corp.	1,221,760
		2,251,805
Renewable Energy: 1.3%
18,665	First Solar, Inc. *	1,231,703

Retail Trade: 2.2%
36,670	Best Buy Co., Inc.	1,116,601
16,103	Sohu.com, Inc. *	920,931
		2,037,532
Securities & Financial Services: 1.3%
41,450	E*TRADE Financial Corp. *	1,228,578

Telecommunications: 3.5%
19,893	China Mobile Ltd. - ADR	1,120,573
26,909	Nippon Telegraph & Telephone Corp. - ADR	1,069,363
23,145	Verizon Communications, Inc.	1,069,762
		3,259,698
Transportation & Logistics: 1.0%
21,587	Expeditors International of Washington, Inc.	973,574

Transportation Equipment Manufacturing: 4.7%
11,705	Lear Corp.	1,437,725
7,457	Lennox International, Inc.	931,379
21,195	Spirit AeroSystems Holdings, Inc. - Class A *	1,061,234
8,809	Visteon Corp. *	1,008,631
		4,438,969
Water Transportation: 1.2%
21,064	Carnival Corp.	1,147,567

TOTAL COMMON STOCKS
(Cost $63,850,078)		64,757,704

REAL ESTATE INVESTMENT TRUSTS: 2.3%
17,512	Lamar Advertising Co.	1,050,370
36,500	Liberty Property Trust	1,133,325
		2,183,695
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,275,938)		2,183,695

EXCHANGE-TRADED FUNDS: 27.3%
302,995	iShares 1-3 Year Treasury Bond ETF	25,560,658
TOTAL EXCHANGE-TRADED FUNDS
(Cost $25,641,358)		25,560,658

SHORT-TERM INVESTMENTS: 3.8%
Money Market Funds: 3.8%
3,540,890	Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.010% **	3,540,890
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,540,890)		3,540,890

TOTAL INVESTMENTS IN SECURITIES: 102.7%
(Cost $95,308,264)		96,042,947
Liabilities in Excess of Other Assets: (2.7)%		(2,545,982)
TOTAL NET ASSETS: 100.0%		$93,496,965

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
*	Non-income producing security.
**	Seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Cost of investments	$95,308,264
Gross unrealized appreciation	3,213,520
Gross unrealized depreciation	(2,478,837)
Net unrealized appreciation	$734,683

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the CAN SLIM® Select Growth Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$64,757,704	$–	$–	$64,757,704
Real Estate Investment Trusts	2,183,695	–	–	2,183,695
Exchange-Traded Funds	25,560,658	–	–	25,560,658
Short-Term Investments	3,540,890	–	–	3,540,890
Total Investments in Securities	$96,042,947	$–	$–	$96,042,947

Item 2. Controls and Procedures.
(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President, Principal Executive Officer

Date            2/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President, Principal Executive Officer

Date            2/24/2016

By (Signature and Title)*_ /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer, Principal Financial Officer

Date            2/24/2016

* Print the name and title of each signing officer under his or her signature.